UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2008

Check here if Amendment [ ];  Amendment Number: __

This Amendment (Check one only):       [ ]  is a restatement
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Advisors, LLC
Address:          41 Madison Ave
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 584-2366

Signature, Place, and Date of Signing:

         /s/ John S. Orrico                 New York, New York       8/13/2008
 ----------------------------------      -----------------------    ------------
            [Signature]                       [City, State]           [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:      $ 1158
                                                   (thousands)


List of Other Included Managers:

                                            NONE

   COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                  --------        --------   --------   -------------------  --------   --------   ------------------
                                                         FAIR
                                                         MARKET   SHARES OR
                              TITLE OF        CUSIP      VALUE    PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS           NUMBER     (000'S)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMCOMP INC                    COM             02342J101    44        4548    SH         SOLE                  4548
ANGELICA CORP                 COM             034663104    32        1512    SH         SOLE                  1512
ANHEUSER BUSCH COS INC        COM             035229103    11         179    SH         SOLE                  179
ANSOFT CORP                   COM             036384105    36         982    SH         SOLE                  982
APPLERA CORP                  COM AP BIO GRP  038020103    11         339    SH         SOLE                  339
BCE INC                       COM NEW         05534B760    87        2485    SH         SOLE                  2485
BENTLEY PHARMACEUTICALS INC   COM             082657107    23        1438    SH         SOLE                  1438
BRONCO DRILLING CO INC        COM             112211107    13         697    SH         SOLE                  697
CIT GROUP INC                 COM             151020104     0           2    SH   CALL  SOLE                  2
CSK AUTO CORP                 COM             125965103    70        6700    SH         SOLE                  6700
CNX GAS CORP                  COM             12618H309     6         138    SH         SOLE                  138
CLAYTON HLDGS INC             COM             18418N107     6         932    SH         SOLE                  932
CLEAR CHANNEL COMMUNICATIONS  COM             184502102    84        2398    SH         SOLE                  2398
CORN PRODS INTL INC           COM             219023108     2          47    SH         SOLE                  47
DIEBOLD INC                   COM             253651103    18         504    SH         SOLE                  504
DIEBOLD INC                   COM             253651103     0           2    SH   CALL  SOLE                  2
DIEBOLD INC                   COM             253651103     1           4    SH   PUT   SOLE                  4
DRS TECHNOLOGIES INC          COM             23330X100    29         370    SH         SOLE                  370
DIGIMARC CORP                 COM             253807101     4         302    SH         SOLE                  302
EP  MEDSYSTEMS INC            COM             26881P103    14        4781    SH         SOLE                  4781
ELECTRONIC DATA SYS NEW       COM             285661104    45        1814    SH         SOLE                  1814
ESMARK INC                    COM             296475106    13         682    SH         SOLE                  682
FTD GROUP INC                 COM             30267U108    43        3190    SH         SOLE                  3190
HLTH CORPORATION              COM             40422Y101    47        4140    SH         SOLE                  4140
HILB ROGAL & HOBBS CO         COM             431294107    20         460    SH         SOLE                  460
HUNTSMAN CORP                 COM             447011107    83        7315    SH         SOLE                  7315
HUNTSMAN CORP                 COM             447011107    12          47    SH   PUT   SOLE                  47
INVERNESS MED INNOVATIONS IN  COM             46126P106    19         585    SH         SOLE                  585
IOMAI CORP                    COM             46202P103    21        3222    SH         SOLE                  3222
IONA TECHNOLOGIES PLC         SPONSORED ADR   46206P109     6        1459    SH         SOLE                  1459
MEADOWBROOK INS GROUP INC     COM             58319P108     1           5    SH   PUT   SOLE                  5
MEMRY CORP                    COM NEW         586263204     8        3331    SH         SOLE                  3331
NATIONWIDE FINL SVCS INC      CL A            636612101     3          61    SH         SOLE                  61
OPTIUM CORP                   COM             68402T107     1          98    SH         SOLE                  98
O REILLY AUTOMOTIVE CORP      COM             686091109     1          16    SH         SOLE                  16
O REILLY AUTOMOTIVE CORP      COM             686091109     1           3    SH   PUT   SOLE                  3
PHOTON DYNAMICS INC           COM             719364101     8         528    SH         SOLE                  528
PROCENTURY CORP               COM             74268T108     6         377    SH         SOLE                  377
PUGET ENERGY INC NEW          COM             745310102    48        1995    SH         SOLE                  1995
RADYNE CORP                   COM NEW         750611402    19        1687    SH         SOLE                  1687
SAFECO CORP                   COM             786429100    32         471    SH         SOLE                  471
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605     0           3    SH   CALL  SOLE                  3
SOURCEFIRE INC                COM             83616W101    10        1303    SH         SOLE                  1303

   COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                  --------        --------   --------   -------------------  --------   --------   ------------------
                                                         FAIR
                                                         MARKET   SHARES OR
                              TITLE OF        CUSIP      VALUE    PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS           NUMBER     (000'S)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
SUPERIOR ESSEX INC            COM             86815V105     6         141    SH   PUT   SOLE                  141
TERCICA INC                   COM             88078L105    21        2401    SH         SOLE                  2401
THIRD WAVE TECHNOLOGIES INC   COM             88428W108    30        2673    SH         SOLE                  2673
TRIZETTO GROUP INC            COM             896882107    23        1056    SH         SOLE                  1056
TUMBLEWEED COMMUNICATIONS CO  COM             899690101     8        3203    SH         SOLE                  3203
UNITED RENTALS INC            COM             911363109     3         152    SH         SOLE                  152
W-H ENERGY SVCS INC           COM             92925E108    22         225    SH         SOLE                  225
WEBMD HEALTH CORP             CL A            94770V102    12         425    SH         SOLE                  425
WEBMD HEALTH CORP             CL A            94770V102     1           1    SH   PUT   SOLE                  1
XM SATELLITE RADIO HLDGS INC  CL A            983759101    87       11152    SH         SOLE                  11152
XM SATELLITE RADIO HLDGS INC  CL A            983759101     4          55    SH   PUT   SOLE                  55
XM SATELLITE RADIO HLDGS INC  CL A            983759101     0           2    SH   PUT   SOLE                  2
ZILOG INC                     COM PAR $0.01   989524301     3         984    SH         SOLE                  984
